SHORT-TERM INVESTMENTS - Schedule of Short and Long-Term Investments (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of short and long term investments [Line Items]
Investment funds	R$ 0	R$ 26,286
Investment Funds Short Term
Disclosure of short and long term investments [Line Items]
Investment funds	R$ 0	R$ 26,286